Shareholders’ Equity (Deficit)	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity (Deficit) [Abstract]
Shareholders’ equity (deficit)

12. Shareholders’ equity (deficit)

On October 23, 2024, the shareholders of the Company approved a 10-for-1 reverse stock split (“the reverse stock split”). After such reverse stock split, the authorized share capital of the Company were divided into 25,000,000 ordinary shares with par value of US$0.002 each, comprising of :1) 12,141,093 Class A ordinary shares with par value of US$0.002 each, 2) 2,858,908 Class B ordinary shares with par value of US$0.002 each, and 3) 9,999,999 shares of a par value of US$0.002 each of such class or classes (however designated) as the board of directors of the Company (the “Directors”) may determine. The reverse stock split was effective on November 3, 2024.

All information related to the Company’s ordinary shares, restricted stock units and stock options, as well as all per share data included in these financial statements and footnotes have been retrospectively adjusted to reflect the reverse stock split for all periods presented.

On November 13, 2023, the Company issued a total of 518,950 Class A ordinary shares, being the maximum aggregate number of shares which may be issued under the 2022 Share Incentive Plan (see Note 13) of the Company, to Nanoeco Ltd (“Nanoeco”), a British Virgin Islands limited liability company wholly owned by Kastle Limited, who has been designated as the nominee holder for the 518,950 Class A ordinary shares, which serves as the ESOP platform. During the six months ended June 30, 2025, a total of 3,811 options were exercised by employees at exercise price of US$0.002 per share.

On April 11, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement (the “Offering”), the Company’s Class A ordinary shares at a purchase price of US$11.5 per share and warrants to purchase Class A ordinary shares. The warrants were exercisable immediately upon closing and have a term of exercise equal to five years. The Company issued an aggregate of 434,784 Class A ordinary shares and warrants to purchase 652,174 shares of Class A ordinary shares pursuant to the Purchase Agreement for gross proceeds of approximately US$5.0 million. The Company received all the net proceeds of approximately US$4.3 million (approximately RMB30.6 million) after deducting placement agent’s fees and other offering expenses by April 16, 2024. During the six months ended June 30, 2025, several investors exercised warrants to purchase a total of 573,233 Class A ordinary shares at the exercise price of US$6.46 per share. The Company received the gross proceeds of approximately US$3.7 million (approximately RMB26.5 million) by June 30, 2025.

On February 21, 2025, the Company entered into Securities Purchase Agreements with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement, the Company’s Class A ordinary shares at a purchase price of US$6.46 per share. The Company issued an aggregate of 913,714 Class A ordinary shares for gross proceeds of approximately US$5.9 million (approximately RMB42.4 million), which includes US$3.9 million in Bitcoin and US$2.0 million in USDT. The Company received all the gross proceeds by February 20, 2025.

On March 7, 2025, the shareholders of the Company approved to: 1) increase the authorized share capital from US$50,000 divided into 25,000,000 ordinary shares with par value of US$0.002 each to US$4,200,000 divided into 2,100,000,000 shares with a par value of US$0.002 each, comprising of 1,097,141,091 Class A ordinary shares, 2,858,909 Class B ordinary shares, and 1,000,000,000 shares of such class or classes (however designated) as the Directors may determine; and 2) increase the votes per Class B ordinary share from 15 to 30.

On June 27, 2025, the Company entered into Securities Purchase Agreements with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement (the “Offering”), the Company’s Class A ordinary shares at a purchase price of US$8.40 per share and warrants to purchase Class A ordinary shares at an exercise price of US$10.00 per share (subject to adjustment for stock splits and the like). The warrants were exercisable immediately upon closing and have a term of exercise equal to five years. The Company issued an aggregate of 5,952,381 Class A ordinary shares and warrants to purchase 5,952,381 shares of Class A ordinary shares pursuant to the Purchase Agreement for gross proceeds of US$50.0 million. The Company received all the net proceeds of approximately US$46.1 million (approximately RMB330.5 million) after deducting placement agent’s fees and other offering expenses by June 30, 2025.

As of December 31, 2024 and June 30, 2025, 458,453 and 454,642 Class A ordinary shares held by the ESOP platform are considered issued but not outstanding. As of December 31, 2024 and June 30, 2025, there were a total of 16,312,505 and 23,571,833 Class A and Class B ordinary shares issued, 15,674,052 and 23,117,191 Class A and Class B ordinary shares outstanding, respectively.